Loan Receivable (Details Narrative) - USD ($)	Oct. 11, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Unsecured loan	$ 34,940
Interest rate	10.00%
Loan receivable		$ 1,064	$ 1,064	$ 19,549